STOCK BASED COMPENSATION (Tables)	3 Months Ended
Sep. 30, 2025
STOCK BASED COMPENSATION
Summary the key assumptions used in the valuation of performance-based stock awards

Assumption	September 2025 Grants
Expected volatility	140.6%
Risk-free interest rate	3.5%
Expected term	3.0	years
Expected dividend yield	0%
Fair value per share (Tranche 1)	$0.66
Fair value per share (Tranche 2)	$0.65
Fair value per share (Tranche 3)	$0.64
Fair value per share (Tranche 4)	$0.63
Fair value per share (Trance 5)	$0.62

Summary of stock-based compensation expense

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Time-based stock awards	$53,492	$—
Market-based stock awards	$101,919	$—
Total stock-based compensation expense	$155,411	$—